Lease obligations - Disclosure of future minimum lease payments related to office (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 355,733
Less: imputed interest	(62,269)
Total present value of minimum lease payments	293,464	$ 0
Less: current portion	(76,070)	0
Non-current portion	217,394	$ 0
2020 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	106,846
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	109,227
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	111,609
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	28,051
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 0